UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08962
                                   ---------

                      FRANKLIN TEMPLETON MONEY FUND TRUST
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 06/30/04
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

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                                                                   JUNE 30, 2004
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ANNUAL REPORT AND SHAREHOLDER LETTER                          |       INCOME
--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                FRANKLIN TEMPLETON
                     MONEY FUND                       Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
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                                   [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                    Franklin  o  Templeton  o  Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                              That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

 -------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
 -------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Templeton Money Fund .............................................    3

Performance Summary .......................................................    5

Financial Highlights and Statement of Investments .........................    6

Financial Statements ......................................................   10

Notes to Financial Statements .............................................   13

Report of Independent Registered Public Accounting Firm ...................   18

Board Members and Officers ................................................   19

Proxy Voting Policies and Procedures ......................................   43

--------------------------------------------------------------------------------

ANNUAL REPORT

FRANKLIN TEMPLETON MONEY FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Money Fund seeks to provide as high a level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, mainly invests in high quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

This annual report for Franklin Templeton Money Fund covers the fiscal year ended June 30, 2004.

PERFORMANCE OVERVIEW

Relatively steady, low interest rates resulted in minimal changes for the Fund's yields. In this environment, the Fund's Class B shares' seven-day effective yield did not change from 0.04% on June 30, 2003, to 0.04% on June 30, 2004. For the same period, the Fund's Class C shares' seven-day effective yield fell from 0.15% to 0.11%, and Class R's increased from 0.18% to 0.21%.

ECONOMIC AND MARKET OVERVIEW

Over the 12-month reporting period, an improving employment picture helped the economy gain a strong foothold, as businesses added more than 1.5 million jobs since September 2003.(1) This important factor was one of many that supported an interest rate rise during the period. Although higher interest rates led to increasing mortgage rates and declining housing affordability, the housing market remained historically robust. Rising home prices and strong new and existing home sales contributed to greater consumer spending.

Increases in business spending also contributed to economic growth. Growing consumer demand helped many companies improve their profits. At the same time, many businesses took advantage of the past 12 months' historically low interest rates to refinance old debt at more attractive levels, which improved their balance

(1)   Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.


Annual Report  | 3
sheets. Productivity also continued to rise, which helped businesses generate more goods and services without substantially raising inflation.

Many market participants consider the core Consumer Price Index, which excludes food and energy, as a proxy for overall inflation. This index rose 1.9% for the 12 months ended June 30, 2004. Although inflation increased recently, it was still historically low. In fact, when the Federal Reserve Board (Fed) raised the federal funds target rate to 1.25% on June 30, they noted that, "Although incoming inflation data are somewhat elevated, a portion of the increase in recent months appears to have been due to transitory factors."(2)

Largely in anticipation of the Fed's move at the end of June, longer-maturity Treasury yields shifted upward throughout the period. The benchmark 10-year Treasury yield rose from 3.54% at the beginning of the reporting period to 4.62% on June 30, 2004. The market expected the federal funds target rate to exceed 2.0% by the end of 2004, according to the Fed Funds Futures Contract Table. Despite the removal of some of the stimulus provided by lower interest rates, many sources of economic stimuli remained, including an improved jobs picture and higher corporate profits.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on June 30, 2004, more than 89% of the securities purchased for the Portfolio carried AA or higher long-term credit ratings by independent credit rating agencies Standard & Poor's and Moody's Investors Service, with the balance rated A.(3)

(2)   Source: Federal Reserve Board Press Release, 6/30/04.

(3)   These do not indicate ratings of the Fund.


4 |  Annual Report

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PERFORMANCE SUMMARY
6/30/04
---------------------------------------
CLASS B
---------------------------------------
Seven-day effective yield*       0.04%
---------------------------------------
Seven-day annualized yield       0.04%
---------------------------------------

---------------------------------------
CLASS C
---------------------------------------
Seven-day effective yield*       0.11%
---------------------------------------
Seven-day annualized yield       0.11%
---------------------------------------

---------------------------------------
CLASS R
---------------------------------------
Seven-day effective yield*       0.21%
---------------------------------------
Seven-day annualized yield       0.21%
---------------------------------------

*     Seven-day effective yield assumes compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 6/30/04. The Fund's average weighted maturity was 33 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying Portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the Fund's annualized and effective yields for the period would have been -0.20% and -0.20% for Class B shares, -0.13% and -0.13% for Class C shares and -0.02% and -0.02% for Class R shares. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT WILL RETURNS FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.


                                                              Annual Report  | 5

FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MONEY FUND

                                                            -------------------------------------------------------
                                                                             YEAR ENDED JUNE 30,
CLASS B                                                        2004       2003        2002        2001        2000
                                                            -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $  1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                            -------------------------------------------------------
Income from investment operations - net investment income        --(c)    .003        .015        .048        .045

Less distributions from net investment income ...........        --(d)   (.003)      (.015)      (.048)      (.045)
                                                            -------------------------------------------------------
Net asset value, end of year ............................   $  1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                            =======================================================
Total return(a) .........................................       .04%       .31%       1.53%       4.92%       4.64%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................   $65,715    $51,117     $23,319     $11,544     $ 5,439

Ratios to average net assets:

  Expenses(b) ...........................................      1.05%      1.24%       1.24%       1.25%       1.25%

  Expenses excluding waiver and payments by affiliate(b)       1.48%      1.45%       1.56%       1.61%       1.52%

  Net investment income .................................       .04%       .29%       1.46%       4.66%       4.54%

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c)   Net investment income was $.0004.

(d)   Distributions from net investment income were $.0004.


6 |  Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND (CONTINUED)


                                                               ------------------------------------------------------------
                                                                                    YEAR ENDED JUNE 30,
CLASS C                                                           2004         2003         2002         2001         2000
                                                               ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ........................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                               ------------------------------------------------------------

Income from investment operations - net investment income .        001         .004         .016         .050         .046

Less distributions from net investment income .............      (.001)       (.004)       (.016)       (.050)       (.046)
                                                               ------------------------------------------------------------

Net asset value, end of year ..............................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00

Total return(a) ...........................................        .09%         .36%        1.57%        5.12%        4.75%
                                                               ============================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...........................    $85,041      $86,890      $63,117      $55,342      $82,406

Ratios to average net assets:

  Expenses(b) .............................................        .99%        1.19%        1.20%        1.10%        1.13%

  Expenses excluding waiver and payments by affiliate(b) ..       1.42%        1.40%        1.52%        1.46%        1.40%

  Net investment income ...................................        .10%         .34%        1.58%        5.11%        4.66%

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


                                                              Annual Report  | 7

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND (CONTINUED)

                                                              ----------------------------------
                                                                    YEAR ENDED JUNE 30,
CLASS R                                                         2004        2003      2002(c)
                                                              ----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................    $ 1.00      $ 1.00      $ 1.00
                                                              ----------------------------------
Income from investment operations - net investment income        002        .005        .005

Less distributions from net investment income ............     (.002)      (.005)      (.005)
                                                              ----------------------------------

Net asset value, end of year .............................    $ 1.00      $ 1.00      $ 1.00
                                                              ==================================
Total return(a)...........................................       .18%        .46%        .46%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................    $2,356      $2,300      $  543

Ratios to average net assets:

  Expenses(b) ............................................       .90%       1.09%       1.07%(d)

  Expenses excluding waiver and payments by affiliate(b) .      1.33%       1.30%       1.39%(d)

  Net investment income ..................................       .18%        .44%        .93%(d)

(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c)   For the period January 1, 2002 (effective date) to June 30, 2002.

(d)   Annualized.


8 |  See notes to financial statements.  |  Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

STATEMENT OF INVESTMENTS, JUNE 30, 2004

-------------------------------------------------------------------------------
FRANKLIN TEMPLETON MONEY FUND                       SHARES            VALUE
-------------------------------------------------------------------------------

MUTUAL FUNDS (COST $156,064,818) 101.9%
The Money Market Portfolio (Note 1) .........     156,064,818    $ 156,064,818
OTHER ASSETS, LESS LIABILITIES (1.9)% .......                       (2,952,623)
                                                                 --------------

NET ASSETS 100.0% ...........................                    $ 153,112,195
                                                                 ==============


                       Annual Report  |  See notes to financial statements.  | 9

FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004

                                                                   ------------
                                                                    FRANKLIN
                                                                    TEMPLETON
                                                                    MONEY FUND
                                                                   ------------

Assets:
  Investment in Portfolio, at value and cost (Note 1) ........     $156,064,818
  Receivables from capital shares sold .......................          324,666
                                                                   ------------
      Total assets ...........................................      156,389,484
                                                                   ------------
Liabilities:
  Payables:
    Capital shares redeemed ..................................        3,135,395
    Affiliates ...............................................          103,526
  Distributions to shareholders ..............................              287
  Other liabilities ..........................................           38,081
                                                                   ------------
      Total liabilities ......................................        3,277,289
                                                                   ------------
        Net assets, at value .................................     $153,112,195
                                                                   ============

CLASS B:
  Net assets, at value .......................................     $ 65,714,990
                                                                   ============
  Shares outstanding .........................................       65,714,990
                                                                   ============
  Net asset value per share(a) ...............................     $       1.00
                                                                   ============

CLASS C:
  Net assets, at value .......................................     $ 85,041,025
                                                                   ============
  Shares outstanding .........................................       85,041,025
                                                                   ============
  Net asset value per share(a) ...............................     $       1.00
                                                                   ============

CLASS R:
  Net assets, at value .......................................     $  2,356,180
                                                                   ============
  Shares outstanding .........................................        2,356,180
                                                                   ============
  Net asset value per share(a) ...............................     $       1.00
                                                                   ============

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


10 |  See notes to financial statements.  |  Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

STATEMENT OF OPERATIONS
for the year ended June 30, 2004

                                                                   ------------
                                                                     FRANKLIN
                                                                     TEMPLETON
                                                                     MONEY FUND
                                                                   ------------
Investment income:
  Dividends from Portfolio (Note 1) ............................   $ 1,268,872
                                                                   ------------
Expenses:
  Administrative fees (Note 3) .................................       570,428
  Distribution fees (Note 3)
    Class B ....................................................       354,743
    Class C ....................................................       463,716
    Class R ....................................................        12,579
  Transfer agent fees (Note 3) .................................       188,397
  Reports to shareholders ......................................        36,047
  Registration and filing fees .................................        81,105
  Professional fees ............................................        19,860
  Trustees' fees and expenses ..................................           331
  Other ........................................................         9,466
                                                                   ------------
      Total expenses ...........................................     1,736,672
      Expenses waived/paid by affiliate (Note 3) ...............      (567,213)
                                                                   ------------
        Net expenses ...........................................     1,169,459
                                                                   ------------
          Net investment income ................................        99,413
                                                                   ------------
Net increase (decrease) in net assets resulting from operations    $    99,413
                                                                   ============


Annual Report  |  See notes to financial statements.  | 11

FRANKLIN TEMPLETON MONEY FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2004 and 2003

                                                                                               --------------------------------
                                                                                                       FRANKLIN TEMPLETON
                                                                                                          MONEY FUND
                                                                                               --------------------------------
                                                                                                    2004            2003
                                                                                               --------------------------------
Increase (decrease) in net assets:
  Net investment income from operations ...................................................    $      99,413     $     477,157
  Distributions to shareholders from net investment income:
    Class B ...............................................................................          (20,160)         (137,879)
    Class C ...............................................................................          (74,734)         (334,727)
    Class R ...............................................................................           (4,519)           (4,551)
                                                                                               --------------------------------
  Total distributions to shareholders .....................................................          (99,413)         (477,157)
  Capital share transactions: (Note 2)
    Class B ...............................................................................       14,597,543        27,798,155
    Class C ...............................................................................       (1,849,159)       23,773,133
    Class R ...............................................................................           55,738         1,757,073
                                                                                               --------------------------------
  Total capital share transactions ........................................................       12,804,122        53,328,361
          Net increase (decrease) in net assets ...........................................       12,804,122        53,328,361
Net assets (there is no undistributed net investment income at beginning or end of year):
  Beginning of year .......................................................................      140,308,073        86,979,712
                                                                                               --------------------------------
  End of year .............................................................................    $ 153,112,195     $ 140,308,073
                                                                                               ================================


12 |  See notes to financial statements.  |  Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

NOTES TO FINANCIAL STATEMENTS

FRANKLIN TEMPLETON MONEY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Money Fund Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (the Fund). The Fund seeks high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio). The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of June 30, 2004, the Fund owns 2.83% of the Portfolio.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund or distributed monthly.

Net investment income, other than class specific expenses, is allocated daily to each class of shares based on the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


                                                             Annual Report  | 13

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class B, Class C and Class R. Each class of shares differs by its contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2004, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares at $1.00 par value were as follows:

                                                 -------------------------------
                                                        YEAR ENDED JUNE 30,
                                                      2004             2003
                                                 -------------------------------
CLASS B SHARES:

Shares sold ..................................   $  87,901,309    $  84,742,476
Shares issued in reinvestment of distributions          20,212          140,604
Shares redeemed ..............................     (73,323,978)     (57,084,925)
                                                 -------------------------------
Net increase (decrease) ......................   $  14,597,543    $  27,798,155
                                                 ===============================

CLASS C SHARES:

Shares sold ..................................   $ 154,541,586    $ 207,344,644
Shares issued in reinvestment of distributions          75,303          340,923
Shares redeemed ..............................    (156,466,048)    (183,912,434)
                                                 -------------------------------
Net increase (decrease) ......................   $  (1,849,159)   $  23,773,133
                                                 ===============================

CLASS R SHARES:

Shares sold ..................................   $   4,469,289    $   4,336,248
Shares issued in reinvestment of distributions           4,515            4,587
Shares redeemed ..............................      (4,418,066)      (2,583,762)
                                                 -------------------------------
Net increase (decrease) ......................   $      55,738    $   1,757,073
                                                 ===============================


14 |  Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's administrative manager, principal underwriter and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
--------------------------------------------------------------------------------
       .455%                First $100 million
       .330%                Over $100 million, up to and including $250 million
       .280%                Over $250 million

Advisers agreed in advance to voluntarily waive a portion of administrative fees, as noted in the Statement of Operations. Total expenses waived by Advisors are not subject to reimbursement.

The Fund reimburses Distributors up to .65%, .65% and .50% per year of its average daily net assets of Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Distributors has advised the Fund of the following commission transactions related to the sale of the Fund's shares for the year:

Contingent deferred sales charges retained ..........................  $573,818

The Fund paid transfer agent fees of $188,397, of which $117,187 was paid to Investor Services.

4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2004 and 2003 was as follows:

                                                           --------------------
                                                             2004        2003
                                                           --------------------
Distributions paid from ordinary income .................  $99,413     $477,157
                                                           ====================

At June 30, 2004, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments  ............................................  $156,064,818
                                                                   ============
Undistributed ordinary income ..................................   $        287
                                                                   ============


                                                             Annual Report  | 15

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND

5. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement had been reached by the Fund's administrative manager with the SEC that resolved the issues resulting from the SEC's investigation of market timing activity. The SEC issued an "order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

Under the terms of the SEC's Order, pursuant to which the Fund's administrative manager neither admits nor denies any wrongdoing, the Fund's administrative manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires the Fund's administrative manager to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.


16 |  Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

FRANKLIN TEMPLETON MONEY FUND

5. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS (CONTINUED)

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against the Fund's administrative manager and the Fund's principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Fund's principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.

OTHER LEGAL PROCEEDINGS

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                             Annual Report  | 17

FRANKLIN TEMPLETON MONEY FUND TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FRANKLIN TEMPLETON MONEY FUND

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TEMPLETON MONEY FUND TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Money Fund Trust (the "Fund") at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
August 11, 2004

18 |  Annual Report

BOARD MEMBERS AND OFFICERS

FRANKLIN TEMPLETON MONEY FUND TRUST

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

---------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                             LENGTH OF         FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION      TIME SERVED       BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (83)      Trustee       Since 1995        112                        None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company).
---------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (72)          Trustee       Since 1995        141                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                      company).
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
---------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (76)         Trustee       Since 2003        51                         None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and
FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California;
and Chief Counsel, California Department of Transportation.
---------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)       Trustee       Since 1995        142                        None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (75)         Trustee       Since 1995        114                        Director, The California Center for
One Franklin Parkway                                                                      Land Recycling (redevelopment).
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
---------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report  | 19

---------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (76)             Trustee        Since 1995       141                       Director, White Mountains Insurance
One Franklin Parkway                                                                         Group, Ltd. (holding company);
San Mateo, CA 94403-1906                                                                     Martek Biosciences Corporation;
                                                                                             MedImmune, Inc. (biotechnology);
                                                                                             and Overstock.com (Internet services);
                                                                                             and FORMERLY, Director, MCI
                                                                                             Communication Corporation
                                                                                             (subsequently known as MCI WorldCom,
                                                                                             Inc. and WorldCom, Inc.)
                                                                                             (communications services) (1988-2002)
                                                                                             and Spacehab, Inc. (aerospace services)
                                                                                             (1994-2003).
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
Association of Securities Dealers, Inc. (1970-1987).
---------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

---------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS              POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (71)          Trustee and    Since 1995       141                       None
One Franklin Parkway               Chairman of
San Mateo, CA 94403-1906           the Board
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin
Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin
Templeton Investments.

---------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (63)      Trustee and    Trustee and      124                       None
One Franklin Parkway               President and  President since
San Mateo, CA 94403-1906           Chief          1995 and Chief
                                   Executive      Executive
                                   Officer -      Officer -
                                   Investment     Investment
                                   Management     Management
                                                  since 2002
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------


20 |  Annual Report

---------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (59)             Vice          Since 1986       Not Applicable            None
One Franklin Parkway             President
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory
Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (52)              Chief         Since July 2004  Not Applicable            None
One Franklin Parkway             Compliance
San Mateo, CA 94403-1906         Officer
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources,
Inc., and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
---------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (42)             Treasurer     Since July 2004  Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin
Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
---------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (44)          Vice          Since 1995       Not Applicable            None
One Franklin Parkway             President
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer,
Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.;
Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin
Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of
49 of the invest- ment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)            Senior Vice   Since 2002       Not Applicable            None
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report  | 21

---------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS             POSITION        TIME SERVED     BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (57)                Vice President  Since 2000      Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
---------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)             Vice President  Since 2000      Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services,
Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services,
LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and
Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney
Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S.
District Court (District of Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (67)            Vice President  Since 2002      Not Applicable             Director, FTI Banque, Arch
600 Fifth Avenue                  - AML                                                      Chemicals, Inc. and Lingnan
Rockefeller Center                Compliance                                                 Foundation.
New York, NY 10020-2302
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------


22 |  Annual Report

---------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (67)           Vice          Since 2000       Not Applicable            None
One Franklin Parkway             President
San Mateo, CA 94403-1906         and
                                 Secretary
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000);
and Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (52)             Chief         Since May 2004   Not Applicable            None
500 East Broward Blvd.           Financial
Suite 2100                       Officer
Fort Lauderdale, FL
33394-3091
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton
Services, LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
---------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's administrator and distributor.

      Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                             Annual Report  | 23

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                        -----------------------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                              2004           2003           2002           2001           2000
                                                        -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                        -----------------------------------------------------------------------
Income from investment operations - net investment
  income ............................................         .009           .014           .026           .059           .056

Less distributions from net investment income .......        (.009)         (.014)         (.026)         (.059)         (.056)
                                                        -----------------------------------------------------------------------
Net asset value, end of year ........................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                        =======================================================================

Total return(a) .....................................          .94%          1.41%          2.63%          6.08%          5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................   $5,505,394     $5,331,200     $4,734,196     $4,490,919     $4,144,043

Ratios to average net assets:

  Expenses ..........................................          .15%           .15%           .15%           .15%           .15%

  Expenses excluding waiver and payments by affiliate          .16%           .15%           .16%           .16%           .16%

  Net investment income .............................          .93%          1.39%          2.56%          5.91%          5.65%

(a)   Total return is not annualized for periods less than one year.


24 |  See notes to financial statements.  |  Annual Report

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 2004

-----------------------------------------------------------------------------------------------------------------------
 THE MONEY MARKET PORTFOLIO                                                          PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT 45.0%
    Abbey National North America, Stamford Branch, 1.09% - 1.11%, 7/21/04 - 7/27/04   $  150,000,000    $   150,001,227
    Bank of Montreal, Chicago Branch, 1.063% - 1.200%, 7/21/04 - 9/07/04 ..........      225,000,000        225,001,627
    Bank of Nova Scotia, Portland Branch, 1.22% - 1.25%, 8/24/04 - 8/30/04 ........      150,000,000        150,002,369
    Banque Nationale De Paris, New York Branch, 1.080% - 1.085%, 7/16/04 - 7/28/04       125,000,000        125,000,141
    Barclays Bank PLC, New York Branch, 1.05%, 8/02/04 ............................       75,000,000         75,000,000
    Bayerische Landesbank Girozen, New York Branch, 1.02%, 7/14/04 ................       50,000,000         50,000,179
    Credit Agricole, New York Branch, 1.07% - 1.43%, 7/30/04 - 10/22/04 ...........      150,000,000        150,000,774
    Danske Bank AS, New York Branch, 1.08%, 8/05/04 ...............................       50,000,000         50,001,444
    Dexia Bank, New York Branch, 1.080% - 1.508%, 8/25/04 - 12/07/04 ..............      150,000,000        150,004,012
    Landesbank Hessen Thueringen Giro., New York Branch, 1.095%, 9/08/04 ..........       75,000,000         75,000,715
    Lloyds Bank PLC, New York Branch, 1.31%, 8/23/04 - 8/30/04 ....................      150,000,000        150,002,321
    National Australia Bank, New York Branch, 1.15%, 8/13/04 ......................       75,000,000         75,000,000
    Rabobank Nederland NV, New York Branch, 1.000% - 1.115%, 7/01/04 - 10/06/04 ...      100,000,000        100,000,670
    Royal Bank of Canada, New York Branch, 1.42%, 10/22/04 ........................       25,000,000         25,000,774
    Royal Bank of Scotland NY, New York Branch, 1.07%, 7/29/04 - 7/30/04 ..........      100,000,000        100,000,788
    Societe Generale North America Inc., New York Branch, 1.33%, 8/26/04 ..........       75,000,000         75,000,000
    State Street Corp., Boston Branch, 1.05%, 8/09/04 - 8/10/04 ...................      150,000,000        150,000,000
    Svenska Handelsbanken, New York Branch, 1.06% - 1.10%, 7/15/04 - 8/12/04 ......      150,000,000        149,998,850
    Toronto Dominion Bank, New York Branch, 1.105% - 1.340%, 7/26/04 - 8/25/04 ....      150,000,000        150,000,000
    UBS AG, Stamford Branch, 1.060% - 1.065%, 7/23/04 - 7/28/04 ...................      150,000,000        150,001,247
    Wells Fargo Bank, San Francisco Branch, 1.05%, 7/12/04 ........................       75,000,000         75,000,000
    Westdeutsche Landesbank, New York Branch, 1.15%, 10/12/04 .....................       75,000,000         75,002,131
                                                                                                         --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,475,019,269) ...........................                       2,475,019,269
                                                                                                         --------------
    BANK NOTES (COST $150,003,056) 2.7%
    Bank of America NA, 1.06%, 7/19/04 - 7/20/04 ..................................      150,000,000        150,003,056
                                                                                                         --------------
    COMMERCIAL PAPER 39.5%
(a) ANZ (Delaware) Inc., 1.034% - 1.153%, 7/08/04 - 8/12/04 .......................      150,000,000       149,881,389
(a) American International Group I, 1.013% - 1.042%, 7/01/04 - 7/16/04 ............      150,000,000       149,966,903
(a) Barclays U.S. Funding Corp., 1.023%, 7/08/04 ..................................       25,000,000        24,995,042
(a) Canadian Wheat Board, 1.004%, 8/04/04 .........................................       25,000,000        24,976,389
(a) Citigroup Global Markets Holdings, 1.153%, 8/04/04 - 8/11/04 ..................      150,000,000       149,826,701
(a) Coca-Col(a) Co., 1.213%, 8/23/04 - 8/27/04 ....................................      100,000,000        99,818,500
(a) Commonwealth Bank of Australia, 1.043%, 7/06/04 - 7/13/04 .....................      100,000,000        99,970,389
(a) Danske Corp., 1.066% - 1.201%, 7/26/04 - 8/26/04 ..............................      100,000,000        99,897,042
(a) Dupont De Nemours Inc., 1.242%, 8/12/04 - 8/20/04 .............................      150,000,000       149,759,750
(a) General Electric Capital Corp., 1.043% - 1.173%, 7/07/04 - 8/18/04 ............      150,000,000       149,836,958
(a) Goldman Sachs Group Inc., 1.30%, 7/02/04 ......................................      150,000,000       149,994,583
(a) HBOS Treasury Services, 1.038% - 1.080%, 7/06/04 - 8/19/04 ....................      101,000,000       100,951,176
(a) Internationale Ned. U.S. Funding Corp., 1.034% - 1.333%, 7/07/04 - 8/23/04 ....      150,000,000       149,843,382
(a) National Australi(a) Funding, 1.211%, 7/13/04 - 7/15/04 .......................       75,000,000        74,967,229
(a) Nestle Capital Corp., 1.133%, 8/17/04 - 8/18/04 ...............................       50,000,000        49,925,451
(a) Pfizer Inc., 1.025% - 1.055%, 8/19/04 - 9/07/04 ...............................      150,000,000       149,763,103
(a) Procter & Gamble Co., 1.042% - 1.231%, 7/19/04 - 7/29/04 ......................      150,000,000       149,903,861
(a) Royal Bank of Canada, 1.029% - 1.053%, 7/09/04 - 7/29/04 ......................      125,000,000       124,917,015
(a) Shell Finance UK PLC, 1.011%, 7/02/04 .........................................       50,000,000        49,998,597
(a) Westdeutsche Landesbank, 1.094%, 8/16/04 ......................................       75,000,000        74,895,542
                                                                                                        --------------
    TOTAL COMMERCIAL PAPER (COST $2,174,089,002) ..................................                      2,174,089,002
                                                                                                        --------------


                                                             Annual Report  | 25

THE MONEY MARKET PORTFOLIOS

-----------------------------------------------------------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIO                                                                        PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY SECURITIES 1.6%
(a) Federal Home Loan Bank, 1.25%, 7/01/04 ..................................................      $   13,595,000    $   13,595,000
(a) Freddie Mac, 1.077%, 8/31/04 ............................................................          75,000,000        74,864,021
                                                                                                                     --------------
    TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $88,459,021) ..............................                            88,459,021
                                                                                                                     --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,887,570,348) ....................                         4,887,570,348
                                                                                                                     --------------
    REPURCHASE AGREEMENTS 11.1%

(b) Deutsche Bank Securities Inc., 1.25%, 7/01/04 (Maturity Value $121,229,209) .............         121,225,000       121,225,000
      Collateralized by U.S. Treasury Bills, 8/19/04 - 11/26/04
(b) Morgan Stanley & Co. Inc., 1.22%, 7/01/04 (Maturity Value $121,224,108) .................         121,220,000       121,220,000
      Collateralized by U.S. Treasury Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.40%, 7/01/04 (Maturity Value $370,014,389) ........................         370,000,000       370,000,000
                                                                                                                     --------------
      Collateralized by U.S. Government Agency Securities, 2.125% - 5.500%, 8/13/04 - 6/02/06
    TOTAL REPURCHASE AGREEMENTS (COST $612,445,000) .........................................                           612,445,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $5,500,015,348) 99.9% ...........................................                         5,500,015,348
    OTHER ASSETS, LESS LIABILITIES .1% ......................................................                             5,378,816
                                                                                                                     --------------
    NET ASSETS 100.0% .......................................................................                        $5,505,394,164
                                                                                                                     ==============

(a) Security is traded on a discount basis; the rate shown is the effective yield at the time of purchase by the fund.

(b)   See Note 1(b) regarding repurchase agreements.


26 |  See notes to financial statements.  |  Annual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                               -------------------------------------------------------------
                                                                                      YEAR ENDED JUNE 30,
                                                                   2004         2003         2002         2001         2000
                                                               -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                               -------------------------------------------------------------
Income from investment operations - net investment income ..       .009         .013         .024         .056         .054

Less distributions from net investment income ..............      (.009)       (.013)       (.024)       (.056)       (.054)
                                                               -------------------------------------------------------------
Net asset value, end of year ...............................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                               =============================================================

Total return(a) ............................................        .87%        1.34%        2.43%        5.75%        5.48%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............................   $117,815     $201,758     $226,676     $186,718     $221,993

Ratios to average net assets:

  Expenses .................................................        .15%         .15%         .15%         .15%         .15%

  Expenses excluding waiver and payments by affiliate ......        .16%         .16%         .16%         .16%         .16%

  Net investment income ....................................        .87%        1.34%        2.33%        5.63%        5.36%

(a)   Total return is not annualized for periods less than one year.


                      Annual Report  |  See notes to financial statements.  | 27

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 2004

---------------------------------------------------------------------------------------------------------------------------
  THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                 PRINCIPAL AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 29.7%
(a) U.S. Treasury Bill, 1.00%, 7/08/04 ...............................................     $10,000,000         $  9,998,065
(a) U.S. Treasury Bill, 1.00% - 1.005%, 7/29/04 ......................................      10,000,000            9,992,241
(a) U.S. Treasury Bill, 1.532%, 12/09/04 .............................................       5,000,000            4,966,011
(a) U.S. Treasury Note, 1.875%, 9/30/04 ..............................................       5,000,000            5,007,934
(a) U.S. Treasury Note, 1.75%, 12/31/04 ..............................................       5,000,000            5,015,122
                                                                                                               ------------
    TOTAL GOVERNMENT SECURITIES (COST $34,979,373) ...................................                           34,979,373
                                                                                                               ------------

    REPURCHASE AGREEMENTS 70.3%
(b) ABN AMRO Bank, N.V., New York Branch, 1.25%, 7/01/04 (Maturity Value $5,000,174) .       5,000,000            5,000,000
      Collateralized by U.S. Treasury Notes, 1.75%, 12/31/04
(b) Banc of Americ(a) Securities LLC, 1.10%, 7/01/04 (Maturity Value $5,000,153) .....       5,000,000            5,000,000
      Collateralized by U.S. Treasury Notes, 2.00%, 8/31/05
(b) Barclays Capital Inc., 1.20%, 7/01/04 (Maturity Value $5,000,167) ................       5,000,000            5,000,000
      Collateralized by U.S. Treasury Bills, 1.485%, 11/18/04
(b) Bear, Stearns & Co. Inc., 1.22%, 7/01/04 (Maturity Value $5,000,169) .............       5,000,000            5,000,000
      Collateralized by U.S. Treasury Notes, 1.625%, 4/30/05
(b) Deutsche Bank Securities Inc., 1.25%, 7/01/04 (Maturity Value $23,920,831) .......      23,920,000           23,920,000
      Collateralized by U.S. Treasury Notes, 6.75%, 5/15/05
(b) Goldman, Sachs & Co., 1.24%, 7/01/04 (Maturity Value $5,000,172) .................       5,000,000            5,000,000
      Collateralized by U.S. Treasury Notes, 5.625%, 5/15/08
(b) Greenwich Capital Markets Inc., 1.25%, 7/01/04 (Maturity Value $5,000,174) .......       5,000,000            5,000,000
      Collateralized by U.S. Treasury Notes, 7.00%, 7/15/06
(b) Morgan Stanley & Co. Inc., 1.22%, 7/01/04 (Maturity Value $23,915,810) ...........      23,915,000           23,915,000
      Collateralized by U.S. Treasury Bonds, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.25%, 7/01/04 (Maturity Value $5,000,174) ...................       5,000,000            5,000,000
      Collateralized by U.S. Treasury Bonds, 9.375%, 2/15/06
                                                                                                               ------------
    TOTAL REPURCHASE AGREEMENTS (COST $82,835,000) ...................................                           82,835,000
                                                                                                               ------------
    TOTAL INVESTMENTS (COST $117,814,373) 100.0% .....................................                          117,814,373
    OTHER ASSETS, LESS LIABILITIES ...................................................                                  181
                                                                                                               ------------
    NET ASSETS 100.0% ................................................................                         $117,814,554
                                                                                                               ============

(a) Security is traded on a discount basis; the rate shown is the effective yield at the time of purchase by the fund.

(b)   See Note 1(b) regarding repurchase agreements.


28 |  See notes to financial statements.  |  Annual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004

                                                              -----------------------------
                                                                                 THE U.S.
                                                                                GOVERNMENT
                                                                   THE          SECURITIES
                                                               MONEY MARKET    MONEY MARKET
                                                                PORTFOLIO       PORTFOLIO
                                                              -----------------------------
Assets:
  Investments in securities,  at amortized cost (Note 1) ..   $4,887,570,348   $ 34,979,373
  Repurchase agreements, at value and cost ................      612,445,000     82,835,000
  Cash ....................................................            1,207          4,307
  Interest receivable .....................................        6,123,964         26,626
                                                              -----------------------------
      Total assets ........................................    5,506,140,519    117,845,306
                                                              -----------------------------
Liabilities:
  Payables:
    Professional fees .....................................           22,900         10,375
    Affiliates ............................................          666,516         14,549
  Distributions to shareholders ...........................           12,407            841
  Other liabilities .......................................           44,532          4,987
                                                              -----------------------------
      Total liabilities ...................................          746,355         30,752
                                                              -----------------------------
Net assets, at value ......................................   $5,505,394,164   $117,814,554
                                                              =============================
Shares outstanding ........................................    5,505,394,164    117,814,554
                                                              =============================
Net asset value per share .................................            $1.00          $1.00
                                                              =============================


                      Annual Report  |  See notes to financial statements.  | 29

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
for the year ended June 30, 2004

                                                                    -----------------------------
                                                                                      THE U.S.
                                                                                     GOVERNMENT
                                                                        THE          SECURITIES
                                                                    MONEY MARKET    MONEY MARKET
                                                                     PORTFOLIO       PORTFOLIO
                                                                    -----------------------------
Investment income:
  Interest ......................................................   $ 57,433,188    $  1,769,549
                                                                    -----------------------------
Expenses:
  Management fees (Note 3) ......................................      7,933,008         261,993
  Custodian fees (Note 4) .......................................        103,758           3,729
  Professional fees .............................................         43,830          10,929
  Other .........................................................        136,099           6,491
                                                                    -----------------------------
      Total expenses ............................................      8,216,695         283,142
      Expense reductions (Note 4) ...............................            (33)           (287)
      Expenses waived/paid by affiliate (Note 3) ................       (209,614)        (21,976)
                                                                    -----------------------------
        Net expenses ............................................      8,007,048         260,879
                                                                    -----------------------------
          Net investment income .................................     49,426,140       1,508,957
                                                                    -----------------------------
Net realized gain (loss) from investments .......................          3,825           5,742
                                                                    -----------------------------
Net increase (decrease) in net assets resulting from operations..   $ 49,429,965    $  1,514,699
                                                                    =============================


30 |  See notes to financial statements.  |  Annual Report

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2004 and 2003

                                                          ----------------------------------------------------------------------
                                                                                                 THE U.S. GOVERNMENT SECURITIES
                                                              THE MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
                                                          ----------------------------------------------------------------------
                                                                2004              2003              2004               2003
                                                          ----------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
   Net investment income ..............................   $   49,426,140     $   73,176,506     $   1,508,957     $   2,883,855
   Net realized gain (loss) from investments ..........            3,825             19,063             5,742                --
                                                          ----------------------------------------------------------------------
         Net increase (decrease) in net assets
           resulting from operations ..................       49,429,965         73,195,569         1,514,699         2,883,855
  Distributions to shareholders from net investment
   income .............................................      (49,429,965)(a)    (73,195,569)(b)    (1,514,699)(c)    (2,883,855)
  Capital share transactions (Note 2) .................      174,194,451        597,003,871       (83,943,475)      (24,918,467)
                                                          ----------------------------------------------------------------------
         Net increase (decrease) in net assets ........      174,194,451        597,003,871       (83,943,475)      (24,918,467)
Net assets (there is no undistributed net investment
  income at beginning or end of year):
      Beginning of year ...............................    5,331,199,713      4,734,195,842       201,758,029       226,676,496
                                                          ----------------------------------------------------------------------
      End of year .....................................   $5,505,394,164     $5,331,199,713     $ 117,814,554     $ 201,758,029
                                                          ======================================================================

(a) Distributions were increased by a net realized gain from investments of $3,825.

(b) Distributions were increased by a net realized gain from investments of $19,063.

(c) Distributions were increased by a net realized gain from investments of $5,742.


                      Annual Report  |  See notes to financial statements.  | 31

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2004, all repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for income taxes because each portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each portfolio to the combined net assets. Other expenses are charged to each portfolio on a specific identification basis.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


32 |  Annual Report

THE MONEY MARKET PORTFOLIOS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                        ---------------------------------
                                                                             THE U.S.
                                                                            GOVERNMENT
                                                              THE           SECURITIES
                                                         MONEY MARKET      MONEY MARKET
                                                           PORTFOLIO         PORTFOLIO
                                                        ---------------------------------
Year ended June 30, 2004
  Shares sold ........................................  $ 5,413,860,590    $ 145,540,988
  Shares issued in reinvestment of distributions .....       49,424,401        1,513,783
  Shares redeemed ....................................   (5,289,090,540)    (230,998,246)
                                                        ---------------------------------
  Net increase (decrease) ............................  $   174,194,451    $ (83,943,475)
                                                        =================================
Year ended June 30, 2003
  Shares sold ........................................  $ 6,279,565,500    $ 309,427,987
  Shares issued in reinvestment of distributions .....       73,193,516        2,884,175
  Shares redeemed ....................................   (5,755,755,145)    (337,230,629)
                                                        ---------------------------------
  Net increase (decrease) ............................  $   597,003,871    $ (24,918,467)
                                                        =================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers Inc. (Advisers) and Franklin/Templeton Investor Services LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each portfolio. Advisers agreed in advance to voluntarily waive a portion of management fees as noted in the Statements of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolios. Effective June 1, 2004, the waiver was discontinued for the Money Market Portfolio.


                                                             Annual Report  | 33

THE MONEY MARKET PORTFOLIOS

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

At June 30, 2004, the shares of The Money Market Portfolio were owned by the following fund:

                                                              ------------------------------------
                                                                                  PERCENTAGE OF
                                                                   SHARES       OUTSTANDING SHARES
                                                              ------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ....     3,528,183,535         64.09%
Franklin Money Fund .......................................     1,623,968,530         29.50%

Institutional Fiduciary Trust - Franklin Cash Reserves Fund       197,177,281          3.58%
Franklin Templeton Money Fund Trust - Franklin Templeton
  Money Fund ..............................................       156,064,818          2.83%

At June 30, 2004, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                              ------------------------------------
                                                                                  PERCENTAGE OF
                                                                     SHARES     OUTSTANDING SHARES
                                                              ------------------------------------
Franklin Federal Money Fund ...............................       117,814,554           100%

On April 30, 2004, the Institutional Fiduciary Trust-Franklin U.S. Government Securities Money Market Portfolio liquidated all of its holdings in the U.S. Government Securities Money Market Portfolio.

4. EXPENSE OFFSET ARRANGEMENTS

The Portfolios have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. During the period ended June 30, 2004, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2004 and 2003, was as follows:

                                               ---------------------------------------------------------
                                                                                 THE U.S. GOVERNMENT
                                                    THE MONEY MARKET                  SECURITIES
                                                        PORTFOLIO               MONEY MARKET PORTFOLIO
                                               ---------------------------------------------------------
                                                   2004            2003           2004           2003
                                               ---------------------------------------------------------
Distributions paid from ordinary income ..     $49,429,965     $73,195,569     $1,514,699     $2,883,855
                                               =========================================================

At June 30, 2004, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

                                              -------------------------------------------
                                                                    THE U.S. GOVERNMENT
                                              THE MONEY MARKET           SECURITIES
                                                  PORTFOLIO        MONEY MARKET PORTFOLIO
                                              -------------------------------------------
Cost of investments ..................          $5,500,015,348          $117,814,373
                                              ===========================================
Undistributed ordinary income ........          $       12,407          $        841
                                              ===========================================


34 |  Annual Report

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement had been reached by the Portfolios' investment manager with the SEC that resolved the issues resulting from the SEC's investigation of market timing activity. The SEC issued an "order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

Under the terms of the SEC's Order, pursuant to which the Portfolios' investment manager neither admits nor denies any wrongdoing, the Portfolios' investment manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires the Portfolios' investment manager to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.


                                                             Annual Report  | 35

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS (CONTINUED)

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against the Portfolios' investment manager and the Portfolios' principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Portfolios' principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.

OTHER LEGAL PROCEEDINGS

The Company, in addition to other entities within Franklin Templeton Investments, including certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Trust is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


36 |  Annual Report

THE MONEY MARKET PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
August 11, 2004


                                                             Annual Report  | 37

BOARD MEMBERS AND OFFICERS

THE MONEY MARKET PORTFOLIOS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                LENGTH OF         FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS             POSITION      TIME SERVED       BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (83)         Trustee       Since 1992        112                        None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company).
-----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (72)             Trustee       Since 1992        141                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                         company).
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (76)            Trustee       Since 1998        51                         None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and
FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California;
and Chief Counsel, California Department of Transportation.
-----------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)          Trustee       Since 1992        142                        None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
-----------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (75)            Trustee       Since 1992        114                        Director, The California Center for
One Franklin Parkway                                                                         Land Recycling (redevelopment).
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
-----------------------------------------------------------------------------------------------------------------------------------


38 |  Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                LENGTH OF         FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION       TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (76)           Trustee        Since 1992        141                      Director, White Mountains Insurance
One Franklin Parkway                                                                       Group, Ltd. (holding company);
San Mateo, CA 94403-1906                                                                   Martek Biosciences Corporation;
                                                                                           MedImmune, Inc. (biotechnology);
                                                                                           and Overstock.com (Internet services);
                                                                                           and FORMERLY, Director, MCI
                                                                                           Communication Corporation
                                                                                           (subsequently known as MCI WorldCom,
                                                                                           Inc. and WorldCom, Inc.)
                                                                                           (communications services) (1988-2002) and
                                                                                           Spacehab, Inc. (aerospace services)
                                                                                           (1994-2003).
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
Association of Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                LENGTH OF         FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION       TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (71)        Trustee and    Trustee since     141                      None
One Franklin Parkway             Chairman of    1992 and
San Mateo, CA 94403-1906         the Board      Chairman of the
                                                Board since 1993
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin
Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (63)    Trustee and    Trustee since     124                      None
One Franklin Parkway             President and  1992 and
San Mateo, CA 94403-1906         Chief          President and
                                 Executive      Chief Executive
                                 Officer -      Officer -
                                 Investment     Investment
                                 Management     Management
                                                since 2002
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report  | 39

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS               POSITION      TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (59)                Vice          Since 1992       Not Applicable            None
One Franklin Parkway                President
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory
Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (52)                 Chief         Since July       Not Applicable            None
One Franklin Parkway                Compliance    2004
San Mateo, CA 94403-1906            Officer
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources,
Inc., and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
-----------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (42)                Treasurer     Since July       Not Applicable            None
One Franklin Parkway                              2004
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin
Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
-----------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (44)             Vice          Since 1995       Not Applicable            None
One Franklin Parkway                President
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer,
Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.;
Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin
Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of
49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)               Senior Vice   Since 2002       Not Applicable            None
500 East Broward Blvd.              President
Suite 2100                          and Chief
Fort Lauderdale, FL 33394-3091      Executive
                                    Officer -
                                    Finance and
                                    Administration
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


40 |  Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                               LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION        TIME SERVED     BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (57)             Vice President  Since 2000      Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property  Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
-----------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)          Vice President  Since 2000      Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services,
Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services,
LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and
Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney
Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S.
District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (67)         Vice President  Since 2002      Not Applicable             Director, FTI Banque, Arch
600 Fifth Avenue               - AML                                                      Chemicals, Inc. and Lingnan
Rockefeller Center             Compliance                                                 Foundation.
New York, NY 10020-2302
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report  | 41

-----------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (67)           Vice          Since 2000       Not Applicable            None
One Franklin Parkway             President
San Mateo, CA 94403-1906         and
                                 Secretary
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000);
and Director, Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (52)             Chief         Since May 2004   Not Applicable            None
500 East Broward Blvd.           Financial
Suite 2100                       Officer
Fort Lauderdale, FL 33394-3091
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton
Services, LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
-----------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

      Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


42 |  Annual Report

FRANKLIN TEMPLETON MONEY FUND TRUST

PROXY VOTING POLICIES AND PROCEDURES

FRANKLIN TEMPLETON MONEY FUND

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at http://www.sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.


                                                             Annual Report  | 43

                      This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund(4)

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin's AGE High Income Fund
Franklin Federal Money Fund(5),(6)
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust(3)
Franklin Income Fund
Franklin Money Fund(5),(6)
Franklin Short-Intermediate U.S. Government
  Securities Fund(5)
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund

TAX-FREE INCOME(7)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(8)
Tax-Exempt Money Fund(5),(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC(7)

Alabama                 Michigan(8)
Arizona                 Minnesota(8)
California(9)           Missouri
Colorado                New Jersey
Connecticut             New York(9)
Florida(9)              North Carolina
Georgia                 Ohio(8)
Kentucky                Oregon
Louisiana               Pennsylvania
Maryland                Tennessee
Massachusetts(8)        Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust(10)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders as well as select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

(5) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(6) No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

(7) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(8)   Portfolio of insured municipal securities.

(9) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(10) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


02/04                                             Not part of the annual report

       [LOGO](R)
FRANKLIN(R) TEMPLETON(R)              One Franklin Parkway
      INVESTMENTS                     San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TEMPLETON MONEY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

511 A2004 08/04

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $22,818 for the fiscal year ended June 30, 2004 and $10,933 for the fiscal year ended June 30, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $79 for the fiscal year ended June 30, 2004 and $0 for the fiscal year ended June 30, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2004 and $12,963 for the fiscal year ended June 30, 2003. The services for which these fees were paid included subscription fees and a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the reistrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $79 for the fiscal year ended June 30, 2004 and $12,963 for the fiscal year ended June 30, 2003.

(h) No disclosures are required by this Item 4(h).

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 31, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    August 31, 2004